Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	WILSHIRE VARIABLE INSURANCE TRUST
Central Index Key	0001026708
Amendment Flag	false
Document Creation Date	Apr. 30, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	May 01, 2018